Expense Example {- Fidelity Emerging Markets Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Retail Class	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084